Unaudited Condensed Consolidated Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating income:
Revenue			$ 3,478,794	$ 4,312,431	$ 5,332,979	$ 5,207,210
Cost of revenue			1,132,671	1,448,276	1,956,964	2,072,411
Gross profit			2,346,123	2,864,155	3,376,015	3,134,799
General and administrative expenses			8,937,265	7,226,655	9,275,251	11,006,459
Depreciation and amortization expenses			5,596	7,054	9,588	480,549
Impairment loss on operating lease			0	303,327	303,327	0
Loss from operations			8,942,861	7,537,036	(6,212,151)	(9,986,451)
Loss on impairment of intangible assets					0	1,634,242
Total operating expenses			(6,596,738)	(4,672,881)	9,588,166	13,121,250
Other income
Income (loss) before taxes			(8,016,396)	(8,991,203)	(15,468,502)	(10,391,087)
Income tax expense			17,081	15,382	0	(409,458)
Net income (loss)			(8,033,477)	(9,006,585)	(15,468,502)	(9,981,629)
Other Income (expense)			(70,569)	(36,641)	(150,692)	(289,738)
Interest income			(111)	0	0	(4,898)
Loss on extinguishment of debt			$ 0	$ 56,653	$ 56,653	$ (40,668)
Weighted average shares outstanding, Basic			8,164,050	8,038,527	8,150,270	7,557,173
Weighted average shares outstanding, Diluted			8,164,050	8,038,527	8,150,270	7,557,173
Net income (loss) per share, Basic			$ (0.98)	$ (1.12)	$ (1.9)	$ (1.32)
Net income (loss) per share, Diluted			$ (0.98)	$ (1.12)	$ (1.9)	$ (1.32)
Total other expenses, net			$ 1,419,658	$ 4,318,322	$ 9,256,351	$ 404,636
Loss before income taxes			(8,016,396)	(8,991,203)	(15,468,502)	(10,391,087)
7GC Co Holdings INC [Member]
Operating income:
General and administrative expenses	$ 759,730	$ 1,118,469	2,243,422	1,691,948	3,018,332	2,480,244
Non-redemption agreement expense	0	0	372,710	0
Franchise tax expenses	50,000	56,074	150,000	170,345	226,156	200,050
Loss from operations	(809,730)	(1,174,543)	(2,766,132)	(1,862,293)	(3,244,488)	(2,680,294)
Other income
Change in fair value of derivative warrant liabilities					10,252,500	14,284,500
Gain on investments held in Trust Account					3,195,723	23,003
Income (loss) before taxes	(442,396)	1,213,598	(1,750,719)	10,745,353	10,203,735	11,627,209
Income tax expense	10,424	212,639	243,374	223,703	765,554
Net income (loss)	(452,820)	1,000,959	(1,994,093)	10,521,650	9,438,181	11,627,209
Change in fair value of derivative warrant liabilities	0	1,319,500	(377,000)	11,195,000	10,252,500	14,284,500
Gain on marketable securities (net), dividends and interest, held in Trust Account	365,795	1,068,641	1,386,098	1,412,646
Other Income (expense)	1,539	0	6,315	0
Loss before income taxes	$ (442,396)	$ 1,213,598	(1,750,719)	10,745,353	10,203,735	11,627,209
Nonrelated Party [Member]
Other income
Loss on modification of simple agreement for future equity			0	157,839	150,920	0
Change in fair value of simple agreement for future equity			(184,993)	92,409	384,175	(41,956)
Change in fair value of bifurcated embedded derivative liabilities			36,500	(12,668)	268,891	1,000
Interest expense			1,879,394	1,372,689	1,651,141	1,217,940
Related Party [Member]
Other income
Loss on modification of simple agreement for future equity			0	1,644,161	1,572,080	0
Change in fair value of simple agreement for future equity			(1,927,007)	962,591	4,001,825	(437,044)
Change in fair value of bifurcated embedded derivative liabilities			72,359	(43,332)	592,409	0
Interest expense			$ 1,614,085	$ 124,621	$ 728,949	$ 0
Class A Common Stock [Member] | 7GC Co Holdings INC [Member]
Other income
Weighted average shares outstanding, Basic	3,329,638	23,000,000	4,455,999	23,000,000	22,901,791	23,000,000
Weighted average shares outstanding, Diluted					22,901,791	23,000,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Class B Common Stock [Member] | 7GC Co Holdings INC [Member]
Other income
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,780,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted					5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Common Class A Subject To Possible Redemption [Member] | 7GC Co Holdings INC [Member]
Other income
Weighted average shares outstanding, Basic	3,329,638	23,000,000	4,455,999	23,000,000
Weighted average shares outstanding, Diluted	3,329,638	23,000,000	4,455,999	23,000,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37
Common Class B Non Redeemable [Member] | 7GC Co Holdings INC [Member]
Other income
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37